SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2015	2014	2013

Cost of revenues	$324	$353	$368
Research and development	1,637	1,919	1,666
Sales and marketing	2,802	3,322	3,106
General and administrative	2,407	2,501	2,591

Total stock-based compensation expense	$7,170	$8,095	$7,731

Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2015	2014	2013

Suboptimal exercise multiple	3	3	3
Risk free interest rate	0.23%-2.35%	0.1%-2.73%	0.1%-2.77%
Volatility	37%-55%	44%-60%	53%-63%
Dividend yield	0%	0%	0%

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2015
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2014	$(164)	$(1,456)	$(1,620)
Changes in other comprehensive income (loss) before reclassifications	(266)	4	(252)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Cost of revenues	-	76	76
Operating expenses	-	1,331	1,331
Financial income, net	5	-	(5)

Net current-period other comprehensive income (loss)	(261)	1,411	1,150

Balance as of December 31, 2015	$(425)	$(45)	$(470)